Significant accounting policies, judgements, estimates and assumptions - Updates to significant accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues	$ 157,739	$ 105,944		$ 159,307
Revenue And Other Operating Income, Gross, Pre-intersegment eliminations		125,919		190,029
Less: sales and other operating revenues between segments	0	0		0
Sales and other operating revenuesa	157,739	105,944	[1]	159,307	[1]
Revenue from contracts with customers	137,361	89,153		137,543
Other revenue	20,378	16,791		21,764
Purchasesa	92,923	57,682	[1]	90,582	[1]
Operating segments | gas & low carbon energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues	30,840	16,275		27,045
Less: sales and other operating revenues between segments	(4,563)	(2,708)		(3,097)
Sales and other operating revenuesa	26,277	13,567		23,948
Operating segments | oil production & operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues	24,519	17,234		28,702
Less: sales and other operating revenues between segments	(22,408)	(15,879)		(25,870)
Sales and other operating revenuesa	2,111	1,355		2,832
Operating segments | customers & products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues	130,095	90,744		132,864
Less: sales and other operating revenues between segments	(1,226)	(158)		(973)
Sales and other operating revenuesa	128,869	90,586		131,891
Other Business And Corporate, Non-Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues	1,724	1,666		1,418
Less: sales and other operating revenues between segments	(1,242)	(1,230)		(782)
Sales and other operating revenuesa	482	436		636
Consolidation adjustment and eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues	(29,439)	(19,975)		(30,722)
Less: sales and other operating revenues between segments	29,439	19,975		30,722
Sales and other operating revenuesa	0	0		0
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,483	5,048		9,141
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	101,418	63,564		102,408
Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,378	10,762		15,156
Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 6,082	9,779		10,838
Revision of Prior Period, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue And Other Operating Income, Gross, Pre-intersegment eliminations		(74,422)		(119,090)
Sales and other operating revenuesa		(74,422)		(119,090)
Revenue from contracts with customers		(2,025)		(5,084)
Other revenue		(72,397)		(114,006)
Purchasesa		(74,422)		(119,090)
Revision of Prior Period, Adjustment | Operating segments | gas & low carbon energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues		(2,192)		(1,057)
Less: sales and other operating revenues between segments		0		0
Sales and other operating revenuesa		(2,192)		(1,057)
Revision of Prior Period, Adjustment | Operating segments | oil production & operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues		0		0
Less: sales and other operating revenues between segments		0		0
Sales and other operating revenuesa		0		0
Revision of Prior Period, Adjustment | Operating segments | customers & products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues		(72,230)		(118,033)
Less: sales and other operating revenues between segments		0		0
Sales and other operating revenuesa		(72,230)		(118,033)
Revision of Prior Period, Adjustment | Other Business And Corporate, Non-Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues		0		0
Less: sales and other operating revenues between segments		0		0
Sales and other operating revenuesa		0		0
Revision of Prior Period, Adjustment | Consolidation adjustment and eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less: sales and other operating revenues between segments		0		0
Revision of Prior Period, Adjustment | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0		0
Revision of Prior Period, Adjustment | Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0		0
Revision of Prior Period, Adjustment | Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		(1,964)		(3,753)
Revision of Prior Period, Adjustment | Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		(61)		(1,331)
Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue And Other Operating Income, Gross, Pre-intersegment eliminations		200,341		309,119
Sales and other operating revenuesa		180,366		278,397
Revenue from contracts with customers		91,178		142,627
Other revenue		89,188		135,770
Purchasesa		132,104		209,672
Previously reported | Operating segments | gas & low carbon energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues		18,467		28,102
Less: sales and other operating revenues between segments		(2,708)		(3,097)
Sales and other operating revenuesa		15,759		25,005
Previously reported | Operating segments | oil production & operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues		17,234		28,702
Less: sales and other operating revenues between segments		(15,879)		(25,870)
Sales and other operating revenuesa		1,355		2,832
Previously reported | Operating segments | customers & products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues		162,974		250,897
Less: sales and other operating revenues between segments		(158)		(973)
Sales and other operating revenuesa		162,816		249,924
Previously reported | Other Business And Corporate, Non-Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and other operating revenues		1,666		1,418
Less: sales and other operating revenues between segments		(1,230)		(782)
Sales and other operating revenuesa		436		636
Previously reported | Consolidation adjustment and eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less: sales and other operating revenues between segments		19,975		30,722
Previously reported | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		5,048		9,141
Previously reported | Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		63,564		102,408
Previously reported | Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		12,726		18,909
Previously reported | Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 9,840		$ 12,169

[1]	2020 and 2019 numbers have been restated as a result of changes to the presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.